Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2017
Disclosure Financial Lliabilities Designated At Fair Value [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory

Note 18 Financial liabilities designated at fair value

CHF million	31.12.17	31.12.16
Issued debt instruments
Equity-linked[1]	34,162	29,831
Rates-linked	5,811	10,150
Credit-linked	2,937	4,101
Fixed-rate	3,921	2,972
Other	2,671	2,875
Total issued debt instruments	49,502	49,930
of which: issued by UBS AG with original maturity greater than one year[2,3]	37,266	36,347
Over-the-counter debt instruments
Equity-linked[1]	1,350	1,992
Other	2,967	2,671
Total over-the-counter debt instruments	4,317	4,663
of which: issued by UBS AG with original maturity greater than one year[2,4]	3,049	4,210
Repurchase agreements	375	395
Loan commitments and guarantees[5]	9	29
Total	54,202	55,017
of which: life-to-date own credit (gain) / loss	195	(141)
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 3 More than 99% of the balance as of 31 December 2017 was unsecured (31 December 2016: more than 99% of the balance was unsecured). 4 More than 40% of the balance as of 31 December 2017 was unsecured (31 December 2016: more than 35% of the balance was unsecured). 5 Loan commitments recognized as Financial liabilities designated at fair value until drawn and recognized as Loans. See Note 1a item 3o for more information.

As of 31 December 2017 and 31 December 2016, the contractual redemption amount at maturity of financial liabilities designated at fair value through profit or loss was not materially different from the carrying value.

The table on the following page shows the residual contractual maturity of the carrying value of financial liabilities designated at fair value, split between fixed-rate and floating-rate instruments based on the contractual terms, and does not consider any early redemption features. Interest rate ranges for future interest payments related to these financial liabilities designated at fair value have not been included in the table on the following page as a majority of these liabilities are structured products, and therefore the future interest payments are highly dependent upon the embedded derivative and prevailing market conditions at the time each interest payment is made.

  Refer to Note 25d for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying value
CHF million	2018	2019	2020	2021	2022	2023–2027	Thereafter	Total 31.12.17	Total 31.12.16
UBS AG1
Non-subordinated debt
Fixed-rate	3,339	1,350	872	401	571	511	3,610	10,653	9,505
Floating-rate	16,428	5,660	4,418	1,297	1,883	4,983	6,497	41,167	42,757
Subtotal	19,767	7,010	5,290	1,697	2,455	5,494	10,107	51,820	52,262
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	90	797	52	74	7	345	136	1,502	1,768
Floating-rate	330	18	194	0	48	27	263	879	987
Subtotal	420	816	246	74	55	372	399	2,382	2,755
Total	20,187	7,826	5,536	1,772	2,510	5,866	10,506	54,202	55,017
1 Comprises instruments issued by the legal entity UBS AG. 2 Comprises instruments issued by subsidiaries of UBS AG.

UBS AG
Disclosure Financial Lliabilities Designated At Fair Value [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory

Note 18 Financial liabilities designated at fair value

CHF million	31.12.17	31.12.16
Issued debt instruments
Equity-linked[1]	34,162	29,831
Rates-linked	5,811	10,150
Credit-linked	2,937	4,101
Fixed-rate	3,921	2,972
Other	2,671	2,875
Total issued debt instruments	49,502	49,930
of which: issued by UBS AG with original maturity greater than one year[2,3]	37,266	36,347
Over-the-counter debt instruments
Equity-linked[1]	1,350	1,992
Other	2,967	2,671
Total over-the-counter debt instruments	4,317	4,663
of which: issued by UBS AG with original maturity greater than one year[2,4]	3,049	4,210
Repurchase agreements	375	395
Loan commitments and guarantees[5]	9	29
Total	54,202	55,017
of which: life-to-date own credit (gain) / loss	195	(141)
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 3 More than 99% of the balance as of 31 December 2017 was unsecured (31 December 2016: more than 99% of the balance was unsecured). 4 More than 40% of the balance as of 31 December 2017 was unsecured (31 December 2016: more than 35% of the balance was unsecured). 5 Loan commitments recognized as Financial liabilities designated at fair value until drawn and recognized as Loans. See Note 1a item 3o for more information.

As of 31 December 2017 and 31 December 2016, the contractual redemption amount at maturity of financial liabilities designated at fair value through profit or loss was not materially different from the carrying value.

The table on the following page shows the residual contractual maturity of the carrying value of financial liabilities designated at fair value, split between fixed-rate and floating-rate instruments based on the contractual terms, and does not consider any early redemption features. Interest rate ranges for future interest payments related to these financial liabilities designated at fair value have not been included in the table on the following page as a majority of these liabilities are structured products, and therefore the future interest payments are highly dependent upon the embedded derivative and prevailing market conditions at the time each interest payment is made.

  Refer to Note 25d for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying value
CHF million	2018	2019	2020	2021	2022	2023–2027	Thereafter	Total 31.12.17	Total 31.12.16
UBS AG1
Non-subordinated debt
Fixed-rate	3,339	1,350	872	401	571	511	3,610	10,653	9,505
Floating-rate	16,428	5,660	4,418	1,297	1,883	4,983	6,497	41,167	42,757
Subtotal	19,767	7,010	5,290	1,697	2,455	5,494	10,107	51,820	52,262
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	90	797	52	74	7	345	136	1,502	1,768
Floating-rate	330	18	194	0	48	27	263	879	987
Subtotal	420	816	246	74	55	372	399	2,382	2,755
Total	20,187	7,826	5,536	1,772	2,510	5,866	10,506	54,202	55,017
1 Comprises instruments issued by the legal entity UBS AG. 2 Comprises instruments issued by subsidiaries of UBS AG.